Commitments and Contingent Liabilities - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 shares	Feb. 24, 2023 USD ($)	Feb. 21, 2023 $ / shares
Minimum | Standby letters of credit
Fair Value, Off-Balance Sheet Risks, Disclosure Information [Abstract]
Variable interest rate	1.00%
Maximum | Standby letters of credit
Fair Value, Off-Balance Sheet Risks, Disclosure Information [Abstract]
Variable interest rate	13.50%
VISA Class B Common Stock
Investment Owned, Balance [Abstract]
Number of shares owned (in shares) | shares	12,566
VISA Class A Common Stock
Investment Owned, Balance [Abstract]
Current conversion ratio	1.5991
Subsequent Event | VISA Class B Common Stock
Investment Owned, Balance [Abstract]
Current value of shares owned | $		$ 4.4
Subsequent Event | VISA Class A Common Stock
Investment Owned, Balance [Abstract]
Closing price (in dollars per share) | $ / shares			$ 220.62